Concentrations (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Transportation Top Ten Customers
Customer revenue concentration	54.70%
Accounts receivable concentration	$ 4,075	$ 3,565
Transportation Top Customer
Customer revenue concentration	20.90%
Mining Top Customer
Customer revenue concentration	66.80%
Accounts receivable concentration	$ 216